Share Incentive Plan	12 Months Ended
Dec. 31, 2025
Share Incentive Plan [Abstract]
SHARE INCENTIVE PLAN
25.	SHARE INCENTIVE PLAN

Adlai Hangzhou Scheme

Adlai Hangzhou, a subsidiary of the Company, was once listed on the National Equities Exchange and Quotations (“NEEQ”) (stock code 870946) and adopted a share incentive scheme (the “Adlai Hangzhou Scheme”) for the primary purpose of providing incentives to eligible management and employees who render services to Adlai Hangzhou. On June 15, 2017, awards up to 1,220,000 shares were granted to management and employees at the exercise price of RMB7 per share. Awards granted under the Adlai Hangzhou Scheme shall have a contractual term of five years and generally vest over a four year period, with 25% of total awards vesting on the anniversary date one year after the vesting commencement date and the remaining 75% vesting subsequently in three equal annual instalments.

The fair value of the awards granted to management and employees were $ 0.083 per share and $ 0.0765 per share, respectively, using the binomial option-pricing model on the grant date. The variables and assumptions used in computing the fair value of the awards are based on the directors’ best estimate. Changes in variables and assumptions may result in changes in the fair value of the awards.

The Group recognized $81 of share-based payment expenses prior to 2021, and nil, nil and nil share-based payment expenses for the years ended December 31, 2023, 2024 and 2025, respectively, in relation to the awards granted under the Adlai Hangzhou Scheme.

Adlai Share Incentive Plan

On June 8, 2020, the Company’s Board of Directors approved a share incentive scheme (the “Share Incentive Plan”) in order to provide additional incentives to employees and to promote the success of the Group’s business. Unless otherwise cancelled or amended, the Share Incentive Plan will remain in force for 10 years. Under the Share Incentive Plan, the maximum aggregate number of shares shall not exceed 4,000,000 ordinary shares, as appropriately adjusted for subsequent stock splits, stock dividends and the like. On May 28, 2021, the Company’s Board of Directors approved to further reserve 11,000,000 ordinary shares of the Company for the Share Incentive Plan for a total of 15,000,000 ordinary shares approved for the Share Incentive Plan. The exercise price of share options is determinable by the directors, but shall not be less than 100% of the fair market value on the grant date. Share options do not confer rights on the holders to dividends or to vote at shareholders’ meetings. The awards may be granted but not be exercised prior to the last day of the six-month period following the listing date of the Company.

On July 5, 2021, the Company issued 6,000,000 and 9,000,000 ordinary shares reserved under the Share Inventive Plan to Nortye International Limited and Nortye Talent Limited, respectively, which are holding vehicles of two trusts established by the Company in order to facilitate the administration of the Share Incentive Plan. The sole purpose of the two trusts is to facilitate the issuance of ordinary shares under the Share Incentive Plan, and as such the 15,000,000 ordinary shares are not included in the Company’s calculation of weighted average shares outstanding.

From 2020 to 2022, the Company granted an aggregate of 9,713,421 share options to its executives, employees and consultants.

In 2023, the Company granted an aggregate of 499,114 share options to employees, managers and consultants. In addition, the Group adopted the 2023 Share Incentive Plan, which will become effective upon the completion of this offering, with a maximum aggregate of 15,000,000 ordinary shares reserved for issuance, including shares under the 2020 Share Incentive Plan.

In 2024, the Company granted an aggregate of 136,112 share options and 935,000 restricted share units with service conditions only to executives and employees.

In 2025, the Company granted an aggregate of 1,344,000 restricted share units with service conditions only and 2,400,000 restricted shares with market conditions. The Group also adopted the 2025 Share Incentive Plan with a maximum of 9,300,000 ordinary shares reserved for issuance. In addition, 3,200,000 previously granted share options were cancelled.

The legal grant date and legal vesting date of share-based awards may differ from the grant date and vesting period determined for accounting purposes. While the legal grant and vesting dates are based on the relevant award agreements and legal documentation, the grant date and vesting period for accounting purposes are determined in accordance with IFRS 2 “Share-based Payment”. As a result, the accounting grant date and vesting period used for recognising share-based payment expenses may differ from the legal grant and vesting dates. As of December 31, 2024 and 2025, the number of restricted share units that were granted for accounting purposes but not yet legally granted was nil and 2,850,000, respectively; and the number of restricted share units that were vested for accounting purposes but not yet legally vested was nil and 150,000, respectively.

As of December 31, 2024 and 2025, there were 15,000,000 and 24,300,000 shares reserved for the share incentive plan and there were 5,818,324 and 14,898,439 shares available for issuance, respectively.

(i) Share Options

The Group measured the fair value of the awards as of the grant date and recognized the amount as a compensation expense over the vesting period for each separately vesting portion of the awards.

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
		Exercise	Grant Fair	Contractual	intrinsic
	Number of	Price	Value	Life	value
	awards	$ per share	$ per share	(in years)	$
Balances, January 1, 2024	9,959,100	1.83	1.91	7.44	11,596
Options granted	136,112	2.04	0.55	9.95
Options forfeited	(147,925)	2.18	3.85	7.60
Options expired	(1,700,611)	1.61	1.06	5.98
Options exercised	(131,268)	1.15	0.98	5.91
Balances, December 31, 2024	8,115,408	1.89	2.04	6.58	(8,054)
Options granted	-	-	-	-
Options forfeited	(114,300)	2.19	4.51	6.72
Options expired	(209,815)	2.16	3.97	6.41
Options cancelled	(3,200,000)	2.00	1.78	5.41
Balances, December 31, 2025	4,591,293	1.79	2.08	5.63	(6,035)
Vested but not exercised as of December 31, 2024	6,440,613	1.85	1.89	6.50
Vested but not exercised as of December 31, 2025	4,336,368	1.77	2.00	5.57

In July 2025, the Company and an executive mutually agreed to cancel 3,200,000 share options that were fully vested in prior years but remained unexercised. The cancellation did not involve any cash consideration.

The fair value of the award granted during the years ended December 31, 2024 and 2025 were $75 and nil. The Group recognized share-based payment expenses of $1,697 and $203, respectively, during the years ended December 31, 2024 and 2025.

The options outstanding at December 31, 2025 had an exercise price in the range of $1.10 to $2.20 per ordinary shares (2024: $1.10 to $2.20 per ordinary shares). No share options were exercised during the year ended December 31, 2025.

The fair value of awards granted during the Relevant Periods was estimated as of the grant date using a binomial option-pricing model, taking into account the terms and conditions upon which the awards were granted. The following table lists the inputs to the model used:

	Apr 21,	Dec 6,	June 3,	Dec 31,
	2023	2023	2024	2024
Dividend yield (%)	0.00	0.00	0.00	0.00
Expected volatility (%)	49.68	49.90	95.24	85.53
Risk-free interest rate (%)	3.98	4.30	4.19	4.82
Expected life of options (year)	10.00	10.00	10.00	10.00

Volatility was estimated based on the annualized standard deviation of the daily stock price return of comparable companies for a period from the valuation date and with a similar time span to expiration.

As of December 31, 2024 and 2025, the Company had 8,115,408 and 4,591,293 share option awards outstanding under the Share Incentive Plan, respectively.

(ii) Restricted share units with service conditions only

The fair value of each restricted share granted with service conditions only is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

	Number of Restricted shares	Weighted Average Grant date
	Outstanding	Fair Value
		US$
Unvested at December 31, 2023	—
Granted	935,000	1.74
Vested	(15,000)	1.82
Unvested at December 31, 2024	920,000	1.74
Granted	1,344,000	0.85
Vested	(355,500)	1.57
Unvested at December 31, 2025	1,908,500	1.15

Share-based payments expenses of $753 and $1,176 related to restricted share units with service conditions only granted to the employees was recognized for the years ended December 31, 2024 and 2025, respectively.

(iii) Restricted share units with market conditions

The fair value of the restricted share units with market conditions was measured at the grant date using a Monte Carlo Simulation model.

	Number of	Weighted
	Restricted shares	Average Grant date
	Outstanding	Fair Value
		US$
Unvested at January 1, 2025	—	—
Granted	2,400,000	0.53
Unvested at December 31, 2025	2,400,000	0.53

The key assumptions used to calculate the grant-date fair values for these awards are summarized below:

Jan 1
Key Assumptions	2025

Grant date share price	0.90
Expected volatility	75.45%
Dividend yield	0.00%
Risk-free rate	4.77%

Share-based payments expenses of nil and $153 related to restricted shares with market conditions granted to the executive was recognized for the years ended December 31, 2024 and 2025, respectively.